Derivative Instruments Disclosures (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	$ 510,863	$ 1,166,626	$ 976,962
Net unrealized loss on open forward currency contracts	7,876	5,443	48,214
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	510,863	1,166,626	976,962
Net unrealized loss on open forward currency contracts	7,876	5,443	48,214
Not Designated as Hedging Instrument | Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	104,991	189,122	291,028
Not Designated as Hedging Instrument | Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	134,102	312,547	405,633
Not Designated as Hedging Instrument | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(37,704)	(3,412)	15,473
Not Designated as Hedging Instrument | Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	81,741	616,850	377,148
Not Designated as Hedging Instrument | Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	339,756	38,782	45,501
Not Designated as Hedging Instrument | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(112,023)	12,737	(157,821)
Not Designated as Hedging Instrument | Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(598,758)	(707,725)	(1,330,283)
Net unrealized loss on open forward currency contracts	(46,022)	(44,163)	(180,234)
Not Designated as Hedging Instrument | Liabilities | Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(106,853)	(61,593)	(48,625)
Not Designated as Hedging Instrument | Liabilities | Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(105,796)	(53,788)	(191,541)
Not Designated as Hedging Instrument | Liabilities | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(101,102)	(51,548)	(116,020)
Not Designated as Hedging Instrument | Liabilities | Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(52,991)	(1,190)	(269,653)
Not Designated as Hedging Instrument | Liabilities | Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(17,503)	(181,905)	(300,045)
Not Designated as Hedging Instrument | Liabilities | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	(214,513)	(357,701)	(404,399)
Not Designated as Hedging Instrument | Assets
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	1,109,621	1,874,351	2,307,245
Net unrealized loss on open forward currency contracts	53,898	49,606	228,448
Not Designated as Hedging Instrument | Assets | Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	211,844	250,715	339,653
Not Designated as Hedging Instrument | Assets | Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	239,898	366,335	597,174
Not Designated as Hedging Instrument | Assets | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	63,398	48,136	131,493
Not Designated as Hedging Instrument | Assets | Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	134,732	618,040	646,801
Not Designated as Hedging Instrument | Assets | Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	357,259	220,687	345,546
Not Designated as Hedging Instrument | Assets | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain on open futures contracts	$ 102,490	$ 370,438	$ 246,578